Schedule of Investments
(unaudited)
September 30, 2025
BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
(a)
Equity Funds — 62.4%
iShares Core MSCI Emerging Markets ETF
(b)
. 608,374 $ 40,104,014
iShares Core S&P 500 ETF ............. 115,277 77,154,896
iShares MSCI EAFE Value ETF
(b)
......... 716,437 48,595,922
iShares MSCI USA Momentum Factor ETF
(b)
. 140,703 36,083,284
iShares MSCI USA Quality Factor ETF ..... 428,088 83,263,116
iShares S&P 100 ETF
(b)
............... 130,965 43,590,391
iShares S&P 500 Growth ETF
(b)
.......... 439,521 53,058,975
iShares S&P 500 Value ETF
(b)
........... 211,828 43,744,600
iShares U.S. Aerospace & Defense ETF
(b)
... 34,812 7,284,759
iShares U.S. Technology ETF
(b)
.......... 142,676 27,944,522
460,824,479
Fixed-Income Funds — 37.5%
(b)
iShares 10-20 Year Treasury Bond ETF ..... 350,495 36,097,480
iShares Core International Aggregate Bond ETF 422,313 21,635,095
iShares Core Total USD Bond Market ETF ... 3,690,899 172,401,892
iShares J.P. Morgan USD Emerging Markets
Bond ETF ....................... 112,315 10,691,265
iShares MBS ETF ................... 380,129 36,169,274
276,995,006
Total Long-Term Investments — 99.9%
(Cost: $ 654,978,868 ) ................................ 737,819,485
Security Shares Value
Short-Term Securities
Money Market Funds — 19 .9%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(d)
................... 144,130,284 $ 144,202,349
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 2,895,127 2,895,127
Total Short-Term Securities — 19 .9%
(Cost: $ 147,107,069 ) .............................. 147,097,476
Total Investments — 119 .8%
(Cost: $ 802,085,937 ) .............................. 884,916,961
Liabilities in Excess of Other Assets — (19.8) % ............ (146,060,439)
Net Assets — 100.0% ............................... $ 738,856,522
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock 60/40 Target Allocation ETF V.I. Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 256,259,653 $ — $ (112,058,189)
(a)
$ (10,060) $ 10,945 $ 144,202,349 144,130,284 $ 499,203
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,126,765 1,768,362
(a)
— — — 2,895,127 2,895,127 44,363 —
iShares 10-20 Year Treasury
Bond ETF ............ — 36,241,365 (311,485) (7,844) 175,444 36,097,480 350,495 565,327 —
iShares 20+ Year Treasury
Bond ETF
(c)
.......... 13,986,598 412,755 (15,056,285) (1,116,944) 1,773,876 — — 50,685 —
iShares Core International
Aggregate Bond ETF .... — 21,494,571 (107,125) 585 247,064 21,635,095 422,313 — —
iShares Core MSCI Emerging
Markets ETF .......... 9,169,362 25,162,962 (341,651) 30,814 6,082,527 40,104,014 608,374 396,086 —
iShares Core S&P 500 ETF .. 97,185,770 16,017,806 (44,804,512) 11,573,013 (2,817,181) 77,154,896 115,277 657,255 —
iShares Core Total USD Bond
Market ETF .......... 161,188,895 25,862,942 (20,217,904) (477,242) 6,045,201 172,401,892 3,690,899 4,830,639 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 6,464,482 3,785,882 (152,359) 6,206 587,054 10,691,265 112,315 329,178 —
iShares MBS ETF ........ 35,769,044 5,219,500 (6,160,242) 324,063 1,016,909 36,169,274 380,129 947,664 —
iShares MSCI EAFE Growth
ETF
(c)
.............. 34,405,345 2,528,960 (41,487,907) 3,839,422 714,180 — — 204,943 —
iShares MSCI EAFE Value ETF 34,530,874 18,263,212 (14,471,966) 3,735,677 6,538,125 48,595,922 716,437 1,055,529 —
iShares MSCI Emerging
Markets ex China ETF
(c)
.. 16,152,474 1,004,647 (18,306,045) 1,037,440 111,484 — — — —
iShares MSCI USA Momentum
Factor ETF ........... 26,183,243 3,734,304 (480,039) 57,494 6,588,282 36,083,284 140,703 214,588 —
iShares MSCI USA Quality
Factor ETF ........... 66,016,749 18,969,546 (9,005,088) 3,302,883 3,979,026 83,263,116 428,088 563,297 —
iShares S&P 100 ETF ...... — 40,681,182 (220,144) (5,679) 3,135,032 43,590,391 130,965 117,644 —
iShares S&P 500 Growth ETF 50,312,278 4,927,501 (11,045,418) 2,374,448 6,490,166 53,058,975 439,521 171,488 —
iShares S&P 500 Value ETF . 26,636,350 14,758,213 (615,136) 33,708 2,931,465 43,744,600 211,828 485,145 —
iShares U.S. Aerospace &
Defense ETF ......... — 7,041,725 — — 243,034 7,284,759 34,812 — —
iShares U.S. Infrastructure
ETF
(c)
.............. 6,225,264 143,478 (6,341,614) 1,101,061 (1,128,189) — — — —
iShares U.S. Technology ETF 15,948,491 7,164,607 (304,060) 153,812 4,981,672 27,944,522 142,676 28,105 —
$ 25,952,857 $ 47,706,116 $ 884,916,961 $ 11,161,139 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock 60/40 Target Allocation ETF V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 737,819,485 $ — $ — $ 737,819,485
Short-Term Securities
Money Market Funds ...................................... 147,097,476 — — 147,097,476
$ 884,916,961 $ — $ — $ 884,916,961
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International